Eaton Vance
Municipal Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 141.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,465,108
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	245	267,762
Texas Water Development Board, 5.00%, 10/15/58	2,000	2,073,383
		$ 9,806,253
Education — 4.4%
California State University, 5.25%, 11/1/56(1)	$9,000	$ 9,820,980
District of Columbia, (KIPP DC), 4.00%, 7/1/44	280	260,040
Kentucky Bond Development Corp., (University of Kentucky Central Utility Plant), 5.50%, 10/31/56	955	1,027,020
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,477,531
Miami University, OH, 5.25%, 9/1/51	1,760	1,887,285
New York State Dormitory Authority, (New York University), 5.25%, 7/1/51(1)	5,000	5,401,400
		$ 23,874,256
Electric Utilities — 6.8%
Nebraska Public Power District, 5.25%, 1/1/55	$1,350	$ 1,437,534
Omaha Public Power District, NE, 5.00%, 2/1/56(1)	10,000	10,508,600
Richmond, VA, Public Utility Revenue, 5.00%, 1/15/54	2,650	2,806,322
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/54(1)	10,000	10,497,100
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	10,748,500
South Carolina Public Service Authority, 5.50%, 12/1/54	1,075	1,149,476
		$ 37,147,532
General Obligations — 30.4%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	$9,000	$ 9,257,220
Alvin Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(1)	2,750	2,953,445
5.25%, 2/15/53(1)	2,750	2,935,295
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,414,100
Bend, OR, 5.00%, 6/1/50(1)	5,000	5,312,900
Canton Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(1)	2,650	2,844,059
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Canton Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 2/15/55(1)	$2,650	$ 2,820,051
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,089,734
Chicago, IL:
5.00%, 1/1/43	1,935	1,946,185
5.50%, 1/1/49	4,900	4,927,316
Crestwood School District, MI:
5.00%, 5/1/53	750	785,568
5.00%, 5/1/56	1,500	1,568,087
Cuyahoga County, OH, 5.50%, 12/1/61(1)	5,000	5,456,850
Dallas Independent School District, TX, (PSF Guaranteed), 4.375%, 2/15/56	3,500	3,488,748
Houston, TX, 4.125%, 3/1/51	2,465	2,298,782
Illinois:
4.00%, 11/1/38	13,000	12,885,083
5.50%, 5/1/39	810	860,587
5.75%, 5/1/45	820	866,868
Jackson Public Schools, MI:
5.00%, 5/1/53	1,500	1,567,478
5.25%, 5/1/55	800	849,616
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,309,800
Lockhart Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/55	5,000	5,302,299
Massachusetts:
5.00%, 4/1/55	5,000	5,236,656
5.00%, 4/1/55(1)	10,000	10,473,300
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,384,300
New York, NY:
5.25%, 5/1/41(1)	7,100	7,715,286
5.25%, 5/1/42(1)	3,125	3,382,844
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/55	3,000	3,152,077
Philadelphia, PA, 5.25%, 8/1/45	1,000	1,105,262
Prosper Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	10,000	10,671,300
Roseville Community Schools, MI, 5.00%, 5/1/56	3,500	3,633,401
San Angelo Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	9,000	9,570,870
Van Alstyne Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	6,700	7,129,939
		$ 166,195,306

Eaton Vance
Municipal Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 9.3%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$7,500	$ 7,677,502
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System, Inc.), 4.25%, 8/15/54	820	777,060
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,154,129
Massachusetts Development Finance Agency, (Dana Farber Cancer Institute, Inc.), 5.50%, 12/1/56	1,500	1,613,285
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	5,580	5,336,256
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.25%, 7/1/54(1)	5,000	5,381,750
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,643,588
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/55	5,000	5,237,305
Rochester, MN, (Mayo Clinic), 4.375%, 11/15/53	3,500	3,427,756
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,255	1,208,484
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	3,110	3,092,404
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,847,685
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,096,425
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	3,565	3,441,900
		$ 50,935,529
Housing — 10.7%
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	$3,500	$ 3,719,844
Michigan Housing Development Authority, Social Bonds, SFMR, 4.95%, 12/1/50	2,000	2,032,877
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,818,346
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	5,032,315
Sustainable Development Bonds, 4.95%, 11/1/58	1,575	1,579,367
Sustainable Development Bonds, (FHLMC), 4.95%, 2/1/55	1,500	1,512,435
New York Mortgage Agency, Social Bonds, 4.55%, 10/1/49	4,920	4,951,127
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,960	4,988,556
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	$5,955	$ 6,003,315
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 5.00%, 10/1/50	2,640	2,675,183
Social Bonds, 5.15%, 10/1/45	2,985	3,102,580
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.65%, 10/1/53	3,835	3,854,391
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	918,518
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	1,870	1,882,922
4.95%, 7/1/53	960	969,924
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,485	1,554,701
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	5,037,399
		$ 58,633,800
Industrial Development Revenue — 4.2%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,912,612
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,840,937
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.00%, 12/1/30(2)	400	400,000
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,585	12,962,468
		$ 23,116,017
Insured - Bond Bank — 0.0%†
Puerto Rico Municipal Finance Agency, (AG), 5.00%, 8/1/27	$195	$ 195,273
		$ 195,273
Insured - Education — 3.8%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$700	$ 849,186
Massachusetts Development Finance Agency, (Boston University), (AG), 6.00%, 5/15/59	1,105	1,205,511
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	17,970,242
(AMBAC), 5.25%, 9/1/32(1)	750	847,650
		$ 20,872,589

Eaton Vance
Municipal Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 2.7%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,632,332
(NPFG), 0.00%, 11/15/38	1,000	576,428
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,900,233
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	377,780
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	6,000	6,473,414
		$ 14,960,187
Insured - General Obligations — 7.1%
Cincinnati City School District, OH, (AG), (FGIC), 5.25%, 12/1/30	$4,500	$ 4,977,917
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	858,781
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,241,039
Irvington Township, NJ, (AG), 0.00%, 7/15/26	4,165	4,159,154
Kentwood Public Schools, MI, (AG), 5.00%, 5/1/56	2,150	2,238,884
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,084,573
Morgan County School District No. 117, IL, (BAM), 5.25%, 1/1/50	3,500	3,659,442
Nassau County, NY, (AG), 5.00%, 4/1/43(1)	11,665	12,009,351
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,260,229
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,932,976
Trails at Crowfoot Metropolitan District No. 3, CO, (AG), 4.25%, 12/1/54	2,340	2,163,192
		$ 38,585,538
Insured - Hospital — 2.3%
California Statewide Communities Development Authority, (Enloe Medical Center), (AG), 5.375%, 8/15/57	$1,500	$ 1,540,003
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	5,000	5,174,131
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	5,000	5,332,190
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/49	750	812,321
		$ 12,858,645
Insured - Housing — 0.3%
Rhode Island Health and Educational Building Corp., (AG), 5.00%, 7/1/55	$1,500	$ 1,519,191
		$ 1,519,191
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 530,678
		$ 530,678
Insured - Special Tax Revenue — 6.5%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$19,335	$ 12,939,875
Massachusetts, Dedicated Tax Revenue, (NPFG), Escrowed to Maturity, 5.50%, 1/1/29	750	801,076
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	18,000	20,062,784
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	420	420,000
(AG), 0.00%, 7/1/27	1,120	1,084,920
		$ 35,308,655
Insured - Transportation — 3.5%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/53	$6,000	$ 1,659,239
Colorado Bridge and Tunnel Enterprise, (AG), 5.25%, 12/1/54	2,500	2,666,819
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	12,934,105
New Jersey Turnpike Authority, (AG), (BHAC), 5.25%, 1/1/29	1,000	1,068,855
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	993,307
		$ 19,322,325
Insured - Water and Sewer — 2.2%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32(1)	$10,000	$ 10,061,100
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,892,953
		$ 11,954,053
Lease Revenue/Certificates of Participation — 2.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,908,915
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,213,992
		$ 11,122,907
Other Revenue — 3.8%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,000	$ 3,922,267

Eaton Vance
Municipal Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	$5,000	$ 5,278,097
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,565,457
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,852,257
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,350,941
		$ 20,969,019
Senior Living/Life Care — 2.2%
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(3)	$1,230	$ 1,191,321
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	160,185
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	3,145	3,145,326
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	310	308,280
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	4,153,776
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	3,360	3,195,661
		$ 12,154,549
Special Tax Revenue — 12.7%
District of Columbia, Income Tax Revenue, 5.25%, 6/1/50(1)	$10,000	$ 10,764,200
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,082,699
Louisiana, Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 2.90%, 5/1/43(2)	1,100	1,100,000
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/55(1)	10,000	10,731,300
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(1)	10,000	10,827,900
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/47	5,000	5,194,156
5.50%, 11/1/45(1)	5,000	5,479,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47	3,500	3,292,547
5.50%, 3/15/53(1)	4,000	4,377,360
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$6,000	$ 6,000,573
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/59(1)	10,000	10,504,500
		$ 69,354,235
Transportation — 16.6%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.50%, 7/1/55	$2,265	$ 2,421,558
California Municipal Finance Authority, (SFMTA Potrero Yard Modernization), 5.50%, 9/1/56	835	915,253
Charlotte, NC, 5.00%, 7/1/50(1)	5,400	5,728,266
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	3,992,556
Houston, TX, Airport System Revenue, (AMT), 5.50%, 7/1/55	2,500	2,663,711
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	2,290	2,367,034
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	2,125	2,218,327
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,451,100
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,770	1,851,224
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/50	1,000	1,029,601
New Jersey Turnpike Authority, 5.25%, 1/1/50	4,000	4,338,134
New York Thruway Authority, 5.00%, 1/1/56	1,885	1,965,501
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 6.00%, 6/30/54	960	1,006,679
Green Bonds, (AMT), 6.00%, 6/30/55	5,000	5,352,424
North Texas Tollway Authority:
5.00%, 1/1/48	6,755	6,787,663
Prerefunded to 1/1/27, 5.00%, 1/1/48	745	753,809
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,339,320
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,115,683
5.25%, 12/1/52	2,600	2,737,325
Port Authority of New York and New Jersey, 5.00%, 1/15/55(1)	5,000	5,275,950
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	7,220	7,568,566

Eaton Vance
Municipal Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/55(1)	$10,000	$ 10,749,400
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,475	2,445,805
		$ 91,074,889
Water and Sewer — 8.0%
Chicago, IL, Waterworks Revenue, 5.00%, 11/1/51	$2,000	$ 2,071,806
Denver City and County Board of Water Commissioners, CO, 5.00%, 9/15/55(1)	10,000	10,571,200
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue:
5.00%, 7/1/50	1,500	1,573,291
5.25%, 7/1/55	4,500	4,760,868
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/52(1)	3,000	3,175,320
5.50%, 6/15/56(1)	10,000	10,959,100
North Texas Municipal Water District, 5.00%, 9/1/51(1)	10,000	10,537,400
		$ 43,648,985
Total Tax-Exempt Municipal Obligations (identified cost $747,904,760)		$ 774,140,411

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 232,946
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	121,529
Total Taxable Municipal Obligations (identified cost $350,000)		$ 354,475
Total Investments — 141.5% (identified cost $748,254,760)		$ 774,494,886
Other Assets, Less Liabilities — (41.5)%		$(227,208,099)
Net Assets — 100.0%		$ 547,286,787
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $1,499,601 or 0.3% of the Fund's net assets.
At June 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	18.7%
New York	14.0%
Others, representing less than 10% individually	67.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
XLCA	– XL Capital Assurance, Inc.

Eaton Vance
Municipal Bond Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$774,140,411	$ —	$774,140,411
Taxable Municipal Obligations	—	354,475	—	354,475
Total Investments	$—	$774,494,886	$—	$774,494,886
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.